Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities on the Acquisition Date (Details) - Cutanea Life Sciences, Inc [Member] € in Thousands	Mar. 25, 2019 EUR (€)
Statement Line Items [Line Items]
Property, plant and equipment	€ 1,340
Intangible assets	23,604
Total non-current assets	24,944
Trade receivables	1,004
Cash and cash equivalents	20,231
Inventories	763
Other assets	3,758
Total other current assets	25,756
Total assets	50,700
Financial liabilities	495
Trade payables	1,795
Other current liabilities	22,110
Total current liabilities	23,905
Total equity and liabilities	24,400
Net assets	26,300
Purchase price	11,488
Badwill	€ 14,812